Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.8%
iShares MSCI Eurozone ETF(a)	7,958,457	$322,635,847

Total Investment Companies
(Cost: $388,425,946)		322,635,847

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(b)	160,000	160,000

Total Short-Term Securities — 0.1%
(Cost: $160,000)		160,000

Total Investments in Securities — 100.9%
(Cost: $388,585,946)		322,795,847

Liabilities in Excess of Other Assets — (0.9)%		(2,805,226)

Net Assets — 100.0%		$319,990,621

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(2,373	)(b)	$2,373	$—	$—	—	$13,234	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,610,000	—	(1,450,000	)(b)	—	—	160,000	160,000	1,543	—
iShares MSCI Eurozone ETF	352,789,764	84,672,628	(159,144,074)		(14,766,887)	59,084,416	322,635,847	7,958,457	—	—
					$(14,764,514)	$59,084,416	$322,795,847		$14,777	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period

End Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,306,000	USD	3,407,986	Bank of America N.A.	12/02/22	$32,237
EUR	1,623,000	USD	1,682,611	Deutsche Bank Securities Inc.	12/02/22	6,283
EUR	3,307,000	USD	3,415,209	JPMorgan Chase Bank N.A.	12/02/22	26,055
EUR	301,141,345	USD	310,070,542	Morgan Stanley & Co. International PLC	12/02/22	3,297,158
EUR	4,810,000	USD	4,820,558	UBS AG	12/02/22	184,728
EUR	6,568,000	USD	6,853,213	State Street Bank and Trust Co.	01/04/23	1,297
						3,547,758
EUR	77,000	USD	80,141	Bank of America N.A.	12/02/22	(15)
USD	302,938,996	EUR	305,856,345	BNP Paribas SA	12/02/22	(15,335,133)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,621,799	EUR	1,616,000	Bank of America N.A.	12/02/22	$(59,811)
USD	1,768,401	EUR	1,731,000	Deutsche Bank Securities Inc.	12/02/22	(32,878)
USD	1,672,627	EUR	1,612,000	JPMorgan Chase Bank N.A.	12/02/22	(4,821)
USD	1,711,696	EUR	1,731,000	Morgan Stanley & Co. International PLC	12/02/22	(89,582)
USD	1,727,393	EUR	1,660,000	State Street Bank and Trust Co.	12/02/22	(3)
USD	58,971	EUR	58,000	UBS AG	12/02/22	(1,383)
USD	3,629,677	EUR	3,515,000	Bank of America N.A.	01/04/23	(38,654)
USD	5,171,790	EUR	4,999,000	JPMorgan Chase Bank N.A.	01/04/23	(45,277)
USD	310,907,520	EUR	301,077,345	Morgan Stanley & Co. International PLC	01/04/23	(3,303,423)
						(18,910,980)
						$(15,363,222)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$322,635,847	$—	$—	$322,635,847
Money Market Funds	160,000	—	—	160,000
	$322,795,847	$—	$—	$322,795,847

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,547,758	$—	$3,547,758
Liabilities
Forward Foreign Currency Exchange Contracts	—	(18,910,980)	—	(18,910,980)
	$—	$(15,363,222)	$—	$(15,363,222)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2022

Currency Abbreviations

EUR	Euro
USD	United States Dollar

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